Note 14 - Shareholders' Equity (Details) - Stock acquisition rights plan In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 USD ($)	Nov. 08, 2012 JPY (¥)
Stock acquisition rights plan [Abstract]
Number of options granted	130	138
Number of shares granted	26,000	27,600
Options granted exercise price (in Yen per share)	¥ 1	¥ 1
Unexercised options outstanding		138	268
Unexercised options outstanding shares	53,600	27,600
Unexercised options outstanding exercise price (in Yen per share)	¥ 1	¥ 1		¥ 1
Exercisable options—March 31, 2013			138
Exercisable options—March 31, 2013	27,600
Exercisable options—March 31, 2013 (in Yen per share)	¥ 1
Exercisable options—March 31, 2013	28 years 105 days
Exercisable options—March 31, 2013 (in Yen)	¥ 89,672		$ 952
Exercisable options—March 31, 2013 (in Dollars)	89,672		952
Expected to vest after July 13, 2013			130
Expected to vest after July 13, 2013	26,000
Expected to vest after July 13, 2013 (in Yen per share)	¥ 1
Expected to vest after July 13, 2013	29 years 105 days
Expected to vest after July 13, 2013 (in Yen)	84,474		897
Expected to vest after July 13, 2013 (in Dollars)	¥ 84,474		$ 897